DEBT (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					0 Months Ended		3 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Feb. 03, 2013 October 2012 Senior Unsecured Notes due 2020	Aug. 04, 2013 October 2012 Senior Unsecured Notes due 2020	Oct. 15, 2012 October 2012 Senior Unsecured Notes due 2020	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Feb. 08, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 30, 2007 Old Senior Subordinated Notes
Components of long-term debt
Note issued, amount									$ 1,000						$ 1,300
Note issued, interest rate							11.50%	11.50%	11.50%			13.50%	13.50%	13.50%
Payment of debt issuance cost			34	73	132	34	17
Net proceeds from the initial public offering used to redeem outstanding debt										930	1
Redemption price, as a percentage of principal outstanding										103.375%
Payment of accrued interest										23
Gains (losses) on extinguishment of debt	(489)	(220)			(709)	(5)						(37)
Extinguishment of debt, premium payment to redeem notes												31
Extinguishment of debt, write-off unamortized deferred debt costs												$ 5